INVENTORIES	9 Months Ended
Sep. 30, 2018
Inventory, Net [Abstract]
INVENTORIES
NOTE 3:-	INVENTORIES

	September 30,	December 31,
	2018	2017
	Unaudited

Raw materials	1,704	1,616
Work in progress	1,827	1,638
Finished goods	799	617

	4,330	3,871

In the nine months ended September 30, 2018 and 2017 and in the year ended December 31, 2017, the Company wrote off inventories in the amount of $ 323, $ 243 and $ 388, respectively.

Raw materials inventory is net of $ 445, $ 53 and $ 285 of obsolete items as of September 30, 2018 and 2017 and December 31, 2017, respectively.